Accounts and notes payable	12 Months Ended
Dec. 31, 2025
Accounts and notes payable
Accounts and notes payable

31. Accounts and notes payable

Accounts and notes payable consist of the following:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Payables related to service fees and incentives to drivers	4,309,814	4,116,787	4,522,229
Payables related to driver management fees	194,915	264,290	362,612
Other accounts payable	88,846	96,913	52,143
Notes payable	712	—	—
Total	4,594,287	4,477,990	4,936,984

Accounts and notes payable are mainly denominated in RMB.